Stock-Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Share-Based Compensation [Abstract]
Share Based Compensation [Text Block]
Note 8 Stock-Based Compensation

Options -  AntriaBio adopted individual stock option plans in January 2013 for four officers and/or directors of the Company.   The stock option plans granted 9,000,000 option shares with an exercise price of $0.75 per share.  Options to purchase 4,916,667 shares vested immediately, options to purchase 3,250,000 shares vest monthly over 3 years and 833,333 shares vested on May 31, 2013.

In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company.  The stock option plans granted 50,000 shares with an exercise price of $0.75 per share.  Options to purchase 12,500 shares vested immediately with the remaining shares vesting at various dates through October 2014.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers and/or directors, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk- free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. No options have been granted during the three months ended September 30, 2013.
Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	9,050,000	$0.75
Outstanding, June 30, 2013	9,050,000	$0.75	4.6
Outstanding, September 30, 2013	9,050,000	$0.75	4.3
Exercisable at September 30, 2013	6,490,974	$0.75	4.3

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as payroll expense of $165,318 for the three months ended September 30, 2013.  The unrecognized stock-based compensation expense at September 30, 2013 is $1,517,077. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the vesting period.

Warrants- AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	248,542	$0.33
Warrants issued to placement agent	1,400,000	$-
Warrants issued to placement agent	110,000	$0.85
Outstanding, June 30, 2013	1,758,542	$0.31	4.1
Outstanding, September 30, 2013	1,758,542	$0.31	3.9

The Company issued warrants to purchase 248,542 shares of common stock at a price of $0.33 per share, exercisable from August 2012 through August 2017 in connection with the closing of the issuance of convertible notes on specific PPMs.  The Company issued a warrant to purchase 1,400,000 shares of common stock at a price to be determined at a qualified financing, exercisable from August 2012 through August 2017 in connection with the closing of the issuance of over one million dollars in convertible notes.  The Company issued warrants to purchase 110,000 shares of common stock at a price of $0.85 per share, exercisable from February 2013 through February 2018 in connection with the closing of the issuance of convertible notes on specific PPMs.  No warrants were issued during the three months ended September 30, 2013.

The warrants for the 248,542 and 1,400,000 shares of common stock are accounted for under liability accounting and are fair valued at each reporting period. The warrants to purchase 248,542 shares value as of September 30, 2013 and June 30, 2013 was $115,026 and $157,761, respectively and is recorded as a liability on the consolidated balance sheets with the fair value adjustment recorded as derivative expense on the consolidated statements of operations. The value of the warrants to purchase 1,400,000 shares cannot be determined until a qualified financing occurs. The warrants for the 110,000 shares of common stock are accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $191,126 and recorded as additional paid-in-capital and deferred financing fees. The deferred financing fees are being amortized over the term of the notes associated with the warrants.

These warrants were valued using the Black-Scholes option pricing model on the date of issuance. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.  The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	100% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	3.9 - 5
Dividend yield	0%

Note 9 Stock-Based Compensation

Options - The Company adopted individual stock option plans in January 2013 for four officers and/or directors of the Company. The stock option plans granted 9,000,000 option shares with an exercise price of $0.75 per share. Options to purchase 4,916,667 shares vested immediately, options to purchase 3,250,000 shares vest monthly over 3 years and 833,333 shares vest on May 31, 2013.

In June 2013, AntriaBio adopted individual stock option plans for two consultants of the Company. The stock option plans granted 50,000 shares with an exercise price of $0.75 per share. Options to purchase 12,500 shares vested immediately with the remaining shares vesting at various dates through October 2014.

AntriaBio has computed the fair value of all options granted using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. Due to the small number of option holders and all options being to officers and/or directors, AntriaBio has estimated a forfeiture rate of zero. AntriaBio estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk- free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. AntriaBio has computed the fair value of all options granted during the year ended June 30, 2013 using the following assumptions:

Expected volatility	106% - 111%
Risk free interest rate	0.88% - 1.05%
Expected term (years)	5
Dividend yield	0%

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	9,050,000	$0.75
Outstanding, June 30, 2013	9,050,000	$0.75	4.6

Exercisable at June 30, 2013	6,213,890	$0.75	4.6

Stock-based compensation expense related to the fair value of stock options was included in the statement of operations as payroll expense of $3,687,502 for the year ended June 30, 2013. The unrecognized stock-based compensation expense at June 30, 2013 is $1,683,088. AntriaBio determined the fair value as of the date of grant using the Black-Scholes option pricing method and expenses the fair value ratably over the period of service.

Warrants- AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	248,542	$0.33
Warrants issued to placement agent	1,400,000	$-
Warrants issued to placement agent	110,000	$0.85
Outstanding, June 30, 2013	1,758,542	$0.31	4.1

The Company issued warrants to purchase 248,542 shares of common stock at a price of $0.33 per share, exercisable from August 2012 through August 2017 in connection with the closing of convertible notes payable on specific PPMs. The Company issued a warrant to purchase 1,400,000 shares of common stock at a price to be determined at a qualified financing, exercisable from August 2012 through August 2017 in connection with the closing of over one million dollars in convertible notes payable. The Company issued warrants to purchase 110,000 shares of common stock at a price of $0.85 per share, exercisable from February 2013 through February 2018 in connection with the closing of convertible notes payable on specific PPMs.

The warrants for the 248,542 and 1,400,000 shares of common stock are accounted for under liability accounting and are fair valued at each reporting period. The 248,542 warrants value as of June 30, 2013 was $157,761 and is recorded as a liability on the consolidated balance sheet with the fair value adjustment recorded as derivative expense on the consolidated statement of operations. The value of the 1,400,000 warrants cannot be determined until a qualified financing occurs. The warrants for the 110,000 shares of common stock are accounted for under equity treatment and fair valued as of the date of issuance. The fair value of the warrants was valued at $191,126 and recorded as additional paid-in-capital and deferred financing fees.

These warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the closing price of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. AntriaBio estimated a volatility factor utilizing a comparable published volatility of a peer company. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The Black-Scholes valuation methodology was used because that model embodies all of the relevant assumptions that address the features underlying these instruments. Significant assumptions were as follows:

Expected volatility	104% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	4.1 - 5
Dividend yield	0%